UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London W1U 3RW
          United Kingdom

13F File Number: 028-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  0207-534-6002


Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse        London, United Kingdom         July 21, 2009
------------------------     ------------------------       -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: $653,079
                                       (thousands)


List of Other Included Managers: None


                                                     FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2   COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                   VALUE     SHRS OR     SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP      (X$1000)   PRN AMT     PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED  NONE
--------------                 --------    -----      --------   -------     --- ----   ----------  --------  ----      ------  ----
CHOICE HOTELS INTL INC         COM         169905106    2,489        93,535  SH         SOLE        NONE          93,535
CLOROX CO DEL                  COM         189054109   70,850     1,269,028  SH         SOLE        NONE       1,269,028
DOMINOS PIZZA INC              COM         25754A201   42,790     5,712,972  SH         SOLE        NONE       5,712,972
DR PEPPER SNAPPLE GROUP INC    COM         26138E109  235,220    11,100,522  SH         SOLE        NONE      11,100,522
GANNETT INC                    COM         364730101    4,253     1,191,187  SH         SOLE        NONE       1,191,187
KIMBERLY CLARK CORP            COM         494368103  134,921     2,573,357  SH         SOLE        NONE       2,573,357
LEE ENTERPRISES INC            COM         523768109    2,067     3,899,661  SH         SOLE        NONE       3,899,661
PHILIP MORRIS INTL INC         COM         718172109   83,913     1,923,722  SH         SOLE        NONE       1,923,722
PROCTER & GAMBLE CO            COM         742718109   76,577     1,498,563  SH         SOLE        NONE       1,498,563


SK 21623 0002 1015098